Document and Entity Information	9 Months Ended
Dec. 31, 2019
Document And Entity Information
Entity Registrant Name	Investview, Inc.
Entity Central Index Key	0000862651
Document Type	S-1/A
Amendment Flag	true
Amendment Description	The sole purpose of this Amendment No. 1 to the Registration Statement filed on February 21, 2020, is to reflect an amendment to the termsof the Form of Placement Agreement (filed as Exhibit 10.56.1 hereto), reducing the cash fee payable to Placement Agents from 10% to 9% of the gross proceeds received from Qualified Investors as a direct result of the selling efforts and introductions of the respective Placement Agent(s) and providing for the issuance of Placement Agent Warrants equal to 9% of the number of Units sold to Qualified Investors as a direct result of the selling efforts and introductions of each respective Placement Agent. The Placement Agent Warrants will entitle each respective Placement Agent to purchase for a period of five (5) years the number of Units, at the Unit Offering Price of $25.00 per Unit sold to Qualified Investors based upon the selling efforts and introductions of each respective Placement Agent. Reference is made to Exhibit 10.56.1, the Form of Placement Agent Agreement, as Amended, and the revised disclosure in the Prospectus under "Plan of Distribution," "Use of Proceeds," and elsewhere in the Prospectus.
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false